Income tax expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax expense

46.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Current income tax expense	~~W~~	1,301,802	1,210,083	1,572,116
Temporary differences		493,026	(163,840)	17,638
Income tax recognized in other comprehensive income		(307,868)	424,679	254,736

Income tax expenses	~~W~~	1,486,960	1,470,922	1,844,490

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Profit before income taxes	~~W~~	5,964,960	6,029,092	6,929,009

Income taxes at statutory tax rates		1,564,388	1,581,318	1,818,897
Adjustments:
Non-taxable income		(10,350)	(44,370)	(20,796)
Non-deductible expense		16,514	19,755	23,909
Tax credit		(1,185)	(1,484)	(1,318)
Others		(82,407)	(84,297)	23,798

Income tax expense	~~W~~	1,486,960	1,470,922	1,844,490

Effective tax rate		24.93%	24.40	26.62

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance (*1)
Unearned income	~~W~~	(432,276)	2,101	—	(430,175)
Account receivable		(21,354)	(15,052)	—	(36,406)
Financial assets measured at fair value		454,253	(408,640)	(425,218)	(379,605)
Investment in associates		188,268	8,543	(2,396)	194,415
Valuation and depreciation of property and equipment etc.		(104,078)	147	—	(103,931)
Derivative asset		152,388	(79,962)	(21,242)	51,184
Deposits		33,553	(6,274)	—	27,279
Accrued expenses		221,458	64,571	—	286,029
Defined benefit obligation		544,667	(17,567)	19,995	547,095
Plan assets		(617,983)	32,565	1,710	(583,708)
Other provisions		510,604	(15,187)	—	495,417
Allowance for acceptances and guarantees		22,017	13,467	—	35,484
Allowance related to asset revaluation		(47,709)	—	—	(47,709)
Allowance for expensing depreciation		(140)	61	—	(79)
Accrued contributions		37,669	19,935	—	57,604
Financial assets (liabilities) designated at fair value through profit or loss		(232,597)	119,658	—	(112,939)
Allowances		224,066	50,152	—	274,218
Constructive dividend		17,718	857	—	18,575
Liability under insurance contracts		11,445	(1,089)	—	10,356
Others		(1,551,513)	(2,239)	851,830	(701,922)

		(589,544)	(233,953)	424,679	(398,818)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		200,668	(20,165)	—	180,503

	~~W~~	(388,876)	(254,118)	424,679	(218,315)

(*1)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~ 6,721 million due to foreign exchange rate movements.
(*2)	The Group does not recognize deferred tax assets and liabilities related to global minimum tax laws by applying the temporary exception provision for deferred tax in IAS 12.

	2025
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance (*)
Unearned income	~~W~~	(430,175)	(23,729)	—	(453,904)
Account receivable		(36,406)	(5,060)	—	(41,466)
Financial assets measured at fair value		(379,605)	76,414	585,988	282,797
Investment in associates		194,415	(18,848)	6,229	181,796
Valuation and depreciation of property and equipment, etc.		(103,931)	(959)	—	(104,890)
Derivative asset		51,184	(70,745)	82,890	63,329
Deposits		27,279	9,677	—	36,956
Accrued expenses		286,029	40,172	—	326,201
Defined benefit obligation		547,095	35,686	(8,532)	574,249
Plan assets		(583,708)	(76,062)	13,930	(645,840)
Other provisions		495,417	12,464	—	507,881
Allowance for acceptance and guarantees		35,484	12,713	—	48,197
Allowance related to asset revaluation		(47,709)	(1,999)	—	(49,708)
Allowance for expensing depreciation		(79)	61	—	(18)
Accrued contributions		57,604	(1,561)	—	56,043
Financial assets (liabilities) designated at fair value through profit or loss		(112,939)	(14,065)	—	(127,004)
Allowances		274,218	(49,538)	—	224,680
Constructive dividend		18,575	848	—	19,423
Liability under insurance contracts		10,356	(1,510)	—	8,846
Others		(701,922)	(175,446)	(425,769)	(1,303,137)

		(398,818)	(251,487)	254,736	(395,569)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		180,503	(22,015)	—	158,488

	~~W~~	(218,315)	(273,502)	254,736	(237,081)

(*)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~ 1,128 million due to foreign exchange rate movements.

(d)	Deferred tax assets and liabilities that are directly charged or credited to equity for the years ended December 31, 2024 and 2025 are as follows:

	January 1, 2024			Changes		December 31, 2024
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(4,727,044)	1,223,503	1,614,241	(425,218)	(3,112,803)	798,285
Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk		(5,278)	1,393	(2,288)	604	(7,566)	1,997
Foreign currency translation adjustments for foreign operations		(105,343)	(13,174)	401,576	13,431	296,233	257
Gain (loss) on cash flow hedges		(48,623)	13,515	59,756	(21,242)	11,133	(7,727)
Equity in other comprehensive income (loss) of associates		(1,321)	352	9,067	(2,396)	7,746	(2,044)
Remeasurements of the defined benefit liability		(398,538)	106,209	(83,464)	21,705	(482,002)	127,914
Net finance income (expense) on insurance contract		3,912,910	(1,033,014)	(3,173,553)	837,795	739,357	(195,219)

	~~W~~	(1,373,237)	298,784	(1,174,665)	424,679	(2,547,902)	723,463

	January 1, 2025			Changes		December 31, 2025
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(3,112,803)	798,285	(2,024,457)	585,987	(5,137,260)	1,384,272
Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk		(7,566)	1,997	1,403	(301)	(6,163)	1,696
Foreign currency translation adjustments for foreign operations		296,233	257	(140,164)	(3,785)	156,069	(3,528)
Gain (loss) on cash flow hedges		11,133	(7,727)	(255,994)	82,890	(244,861)	75,163
Equity in other comprehensive income (loss) of associates		7,746	(2,044)	(22,965)	6,228	(15,219)	4,184
Remeasurements of the defined benefit liability		(482,002)	127,914	183	5,398	(481,819)	133,312
Net finance income (expense) on insurance contract		739,357	(195,219)	1,536,884	(421,681)	2,276,241	(616,900)

	~~W~~	(2,547,902)	723,463	(905,110)	254,736	(3,453,012)	978,199

(e)	The amount of deductible temporary differences that are not recognized as deferred tax assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Temporary differences related to Shinhan EZ General Insurance Co., Ltd. (*1)	~~W~~	109,731	135,608

(*1)
Shinhan EZ General Insurance Co., Ltd., a subsidiary of the Group, suffered a net loss for the current period, etc. As of the end of December 31, 2025, deferred corporate tax assets were not recognized as it was determined that the temporary difference to be deducted in excess of the temporary difference to be added and the tax loss were not feasible.

(*2)	The expiration date of unused carried tax losses not recognized as deferred tax assets as of the end of the reporting period is as follows:

	1 year or less		1~2 years	2~3 years	More than 3 years	Total
Tax loss carried-forward	~~W~~	7,444	9,253	12,361	98,817	127,875

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2024 and 2025 are as follows:

	2024		2025
Investment in subsidiaries, etc.	~~W~~	(10,203,270)	(10,643,726)

(g)
The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2024 and 2025 are as follows:

	2024		2025
Deferred tax assets	~~W~~	1,375,325	1,266,026
Deferred tax liabilities		1,593,640	1,503,107

(h)
The Group is required, under the implementation of the Global Minimum Corporate Tax Act, to pay additional taxes on the difference where the effective tax rate of each constituent entity, by jurisdiction in which it is located, falls below 15%. The Group has assessed the impact of the Global Minimum Corporate Tax Act in accordance with the relevant legislation and determined that most constituent entities either meet the transitional safe harbor provisions or have effective tax rates exceeding 15%, and therefore no significant additional tax liability is expected to arise in respect of those entities. However, additional tax has arisen in relation to a constituent entity located in Mexico as a result of the application of the Global Minimum Corporate Tax Act, and accordingly, the current income tax expense for the period ended December 31, 2025 includes current income tax expense of
~~W~~
 936 million related thereto.

Income tax expense related to the Global Minimum Corporate Tax Act is subject to estimation uncertainty due to various factors, including tax incentives granted to permanent establishments and accounting adjustments required under the legislation for the calculation of Global Minimum Tax income based on accounting profit or loss for subsequent periods. In addition, the Group has applied the temporary exception to the recognition of deferred taxes under IAS 12 and, accordingly, has not recognized deferred tax assets and liabilities related to the Global Minimum Corporate Tax Act, nor has it disclosed related information.